Subsequent Events (Details)		2 Months Ended	12 Months Ended
	May 02, 2022 $ / shares shares	Feb. 18, 2022 USD ($)	Dec. 31, 2021 USD ($) ACRE $ / shares shares	May 01, 2022 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares
Subsequent Event
Maximum repurchase liability, percent		25.00%
Total liquidity | $			$ 35,783,956		$ 9,858,153	$ 18,464,161	$ 18,607,952
Common Stock, Par or Stated Value Per Share			$ 0.01		$ 0.01		$ 0.01
Common Stock, Shares Authorized | shares			450,000,000		450,000,000		450,000,000
Preferred Stock, Shares Authorized | shares			50,000,000		50,000,000		50,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.01		$ 0.01		$ 0.01
Uncommitted Master Repurchase Agreement
Subsequent Event
Cash liquidity | $			$ 5,000,000
Total liquidity | $			$ 15,000,000
Debt instrument covenant requirement on consolidated tangible net worth minimum percent			75.00%
EBITDA To interest expense ratio | ACRE			1.5
Ratio of Indebtedness to Net Capital			3.5
Covenant Description			the UBS Guarantee Agreement contains financial covenants, which require the Company to maintain: (i) cash liquidity of at least the greater of $5 million or 5% of the then-current outstanding amount under the Master Repurchase Agreement; (ii) total liquidity of at least the greater of $15 million or 10% of the then-current outstanding amount under the Master Repurchase Agreement (iii) tangible net worth at an amount equal to or greater than $215.7 million plus 75% of new capital contributions thereafter; (iv) an EBITDA to interest expense ratio of not less than 1.50 to 1.00; and (v) a total indebtedness to tangible net worth ratio of not more than 3.50 to 1.00. In March 2022, the Company amended the UBS Guarantee Agreement to reduce the EBITDA to interest expense ratio of not less than 1.25 to 1.00, and a
Minimum | Uncommitted Master Repurchase Agreement
Subsequent Event
Debt instrument covenant minimum percentage of cash liquidity			5.00%
Minimum percentage of total liquidity			10.00%
Subsequent Event | Terra PropertyTrust [Member]
Subsequent Event
Common Stock, Shares Authorized | shares	950,000,000			500,000,000
Preferred Stock, Shares Authorized | shares	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Subsequent Event | Common Class B [Member] | Terra PropertyTrust [Member]
Subsequent Event
Conversion of Stock, Shares Converted | shares	0.595
Business Acquisition Share Conversion Rate	$ 14.38
Subsequent Event | Common Class A [Member] | Terra PropertyTrust [Member]
Subsequent Event
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized | shares	450,000,000
Subsequent Event | Terra Income Fund Six Inc [Member]
Subsequent Event
Common Stock, Par or Stated Value Per Share	$ 0.001
Subsequent Event | Terra Income Fund Six Inc [Member] | Common Class B [Member]
Subsequent Event
Common Stock, Par or Stated Value Per Share	$ 0.01
Subsequent Event | Uncommitted Master Repurchase Agreement
Subsequent Event
Maximum Borrowing Capacity | $		$ 200,000,000
Maturity Date		Feb. 18, 2024
Description of Variable Rate Basis		Advances under the Repurchase Agreement accrue interest at a per annum pricing rate equal to the sum of (i) Term SOFR (subject to underlying loan floors on a case-by-case basis) and (ii) the applicable spread, which ranges from 1.75% to 3.00%, and have a maturity date of February 18, 2024.
Subsequent Event | Guarantee Agreement
Subsequent Event
Cash liquidity | $		$ 5,000,000
Debt instrument covenant minimum percentage of cash liquidity		5.00%
Debt instrument covenant requirement on consolidated tangible net worth minimum percent		75.00%
EBITDA To interest expense ratio		1.5
Ratio of Indebtedness to Net Capital		3
Covenant Description		the Guarantee Agreement contains financial covenants, which require the Company to maintain: (i) cash liquidity of at least the greater of $5 million or 5% of the then-current outstanding amount under the Repurchase Agreement; (ii) total liquidity in an amount equal to or greater than the lesser of $15 million or 10% of the then-current outstanding amount under the Repurchase Agreement (iii) tangible net worth at an amount no less than 75% of that at closing; (iv) an EBITDA to adjusted interest expense ratio of not less than 1.50 to 1.00; and (v) a total indebtedness to tangible net worth ratio of not more than 3.00 to 1.00.
Subsequent Event | Guarantee Agreement | Performing Loans
Subsequent Event
Maximum repurchase liability, percent		50.00%
Subsequent Event | Minimum | Uncommitted Master Repurchase Agreement
Subsequent Event
Debt Instrument, Basis Spread on Variable Rate		1.75%
Subsequent Event | Minimum | Guarantee Agreement
Subsequent Event
Cash liquidity | $		$ 15,000,000
Minimum percentage of total liquidity		10.00%
Subsequent Event | Maximum | Uncommitted Master Repurchase Agreement
Subsequent Event
Debt Instrument, Basis Spread on Variable Rate		3.00%